Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Interest and fees on loans	$ 138,161,000	$ 118,676,000	$ 113,224,000
Interest and dividends on securities:
Taxable securities	15,902,000	8,922,000	7,272,000
Exempt from Federal income taxes	1,392,000	1,229,000	1,102,000
Interest on loans held for sale	264,000	438,000	616,000
Interest on Federal funds sold	111,000	13,000	56,000
Interest on interest bearing deposits	1,522,000	445,000	582,000
Interest and dividends on restricted equity securities	188,000	118,000	116,000
Total interest income	157,540,000	129,841,000	122,968,000
Interest expense:
Interest on negotiable order of withdrawal accounts	2,546,000	1,866,000	2,150,000
Interest on money market accounts and other savings accounts	7,021,000	2,027,000	4,163,000
Interest on certificates of deposit and individual retirement accounts	6,486,000	7,610,000	10,939,000
Interest on Federal funds purchased	14,000	0	0
Interest on Federal Home Loan Bank advances	0	133,000	967,000
Interest on finance leases	66,000	0	0
Total interest expense	16,133,000	11,636,000	18,219,000
Net interest income before provision for credit losses	141,407,000	118,205,000	104,749,000
Provision for credit losses - loans	8,656,000	1,143,000	9,696,000
Provision for credit losses - off-balance sheet exposures	(1,014,000)	262,000	259,000
Net interest income after provision for credit losses	133,765,000	116,800,000	94,794,000
Non-interest income	27,420,000	32,850,000	29,795,000
Non-interest expense	93,109,000	85,492,000	76,479,000
Earnings before income taxes	68,076,000	64,158,000	48,110,000
Income taxes	15,056,000	14,732,000	9,618,000
Net earnings	53,020,000	49,426,000	38,492,000
Net loss attributable to noncontrolling interest	22,000	0	0
Net earnings attributable to Wilson Bank Holding Company	$ 53,042,000	$ 49,426,000	$ 38,492,000
Basic earnings per common share (in dollars per share)	$ 4.66	$ 4.44	$ 3.52
Diluted earnings per common share (in dollars per share)	$ 4.65	$ 4.43	$ 3.51
Basic (in shares)	11,377,617	11,131,897	10,927,065
Diluted (in shares)	11,408,924	11,162,956	10,953,746